Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 2011 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2011 2010 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member]	Dec. 31, 2011 2009 Acquisitions [Member]	Dec. 31, 2010 2009 Acquisitions [Member]	Dec. 31, 2009 2009 Acquisitions [Member]	Dec. 31, 2011 American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 6,245	$ 2,270		$ 8,625			$ 3,373	$ 88,000
Assumed liabilities including debt									16,000
Customers served									American Water's Ohio operations serve approximately 57,000 customers.
Number of acquisitions completed			8		23			18
Number of water systems		51
Number of waste water systems		5
Number of customers	5,300
Total purchase price								6,282
Purchase price consisted in issuance of shares								164,052
Operating revenues included in the consolidated financial statements		$ 1,826	$ 226	$ 2,709	$ 778	$ 2,552	$ 2,242	$ 1,176